Sohu.com Limited Shareholders' Equity	12 Months Ended
Dec. 31, 2021
SOHU.COM LIMITED SHAREHOLDERS' EQUITY [Abstract]
Sohu.com Limited Shareholders' Equity
18. SOHU.COM LIMITED SHAREHOLDERS’ EQUITY
Summary of the Company’s outstanding shares (in thousands):

	Number of Outstanding Shares As of December 31,
	2019	2020	2021
Balance, beginning of year	39,229	39,269	39,306
Issuances:	40	37	44
Repurchases:	0	0	(1,129)

Balance, end of year	39,269	39,306	38,221

Treasury Stock
Treasury stock consists of the Company’s ordinary shares, including ordinary shares represented by ADSs, repurchased by the Company or that it is obligated to repurchase as of the reporting date. Ordinary shares included in treasury stock are no longer deemed to be outstanding. Treasury stock is accounted for under the cost method.
On November 13, 2021, the Sohu Board authorized a share repurchase program of up to $100 million of outstanding Sohu ADSs over a twelve-month period from November 13, 2021 to November 12, 2022. As of December 31, 2021, Sohu had repurchased 1,129,228 ADSs under the share repurchase program at an aggregate cost of approximately $18.7 million.
Share Incentive Plans
Sohu (excluding Sohu Video), Changyou, and Sohu Video have incentive plans for the granting of share-based awards, including options and restricted share units, to their directors, management and other key employees.
1) Sohu.com Limited Share-based Awards
Sohu’s 2018 Share Incentive Plan
On

July 2, 2010, Sohu.com Inc.’s
shareholders
adopted the 2010 Stock Incentive Plan, which provides for the issuance of up to
1,500,000
shares of Sohu.com Inc.’s common stock, including stock issued pursuant to the vesting and settlement of restricted stock units and pursuant to the exercise of stock options. The maximum term of any share-based award granted under the Sohu 2010 Stock Incentive Plan is
10 years
from the grant date.
On

April 2, 2018, Sohu.com Limited adopted the Sohu 2018 Share Incentive Plan, which provides for the issuance of up 1,148,565 ordinary shares of Sohu.com Limited. The Sohu 2018 Share Incentive Plan will expire in April 2028.
Upon the dissolution of Sohu.com Inc. on May 31, 2018, Sohu.com Limited assumed all then existing obligations of Sohu.com Inc. with respect to equity incentive awards that had been granted under the Sohu 2010 Stock Incentive Plan and then remained outstanding, and such awards were converted into the right to receive upon exercise or settlement Sohu.com Limited’s ordinary shares under the Sohu 2018 Share Incentive Plan rather than shares of the common stock of Sohu.com Inc., subject to the other terms of such outstanding awards.
As of December 31, 2021, 214,405 shares were available for grant under the Sohu 2018 Share Incentive Plan.
i) Summary of Share Option Activity
In February 2015, May 2016, September 2017 and November 2017,
the Sohu Board approved
contractual grants to members of the Company’s management and key employees of options for the purchase of an aggregate of 1,068,000, 13,000, 32,000 and 6,000 shares of common stock of Sohu.com Inc., respectively, under the Sohu 2010 Stock Incentive Plan, with nominal exercise prices of $0.001, all of which were converted, on May 31, 2018, into the right to receive upon exercise Sohu.com Limited’s ordinary shares under the Sohu 2018 Share Incentive Plan.
 In February 2019, July 2019, September 2020 and September 2021
, the Sohu Board approved

contractual grants to members of the Company’s management and key employees of options for the purchase of an aggregate of
20,000
,
477,500
,
34,000
and 5,000

ordinary shares of Sohu.com Limited, respectively, under the Sohu 2018 Share Incentive Plan, with nominal exercise prices of

$
0.001
. These share options vest and become exercisable in
four equal installments
over a period of
four years
, with each installment vesting upon the satisfaction of a service period requirement and certain subjective performance targets. These share options are substantially similar to restricted share units except for the nominal exercise price, which would be zero for restricted share units.
Under
ASC
718-10-25
and
ASC
718-10-55
, no grant date can be established for these options until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards. To determine the fair value of these options, the public market price of the underlying shares at each reporting date is used and a binomial valuation model is applied.
As of December 31, 2021, 927,788 of these options had been granted and had become vested on their respective vesting dates, as a mutual understanding of the subjective performance targets was reached between the Company and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. The cumulative share-based compensation expense for these granted options has been adjusted and fixed based on their aggregate fair values, at their respective grant dates, of $28.5 million.
A summary of option activity under the Sohu 2018 Share Incentive Plan as of and for the year ended December 31, 2021 is presented below:

			Weighted
	Number	Weighted	Average	Aggregate
	Of	Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value (1)
Options	(in thousands)	Price	Life (Years)	(in thousands)

Outstanding as of January 1, 2021	197	$0.001		$
Granted	113	0.001
Exercised	(39)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2021	271	0.001	5.87	4,412

Vested as of December 31, 2021	271	0.001	5.87	4,412

Exercisable as of December 31, 2021	271	0.001	5.87	4,412

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $16.28 on December 31, 2021 and the nominal exercise price of the options.
For the years ended December 31, 2021, 2020 and 2019, total share-based compensation expense recognized for these options was $1.8 million, $2.6 million and negative $1.9 million, respectively. The negative amounts resulted from re-measured
compensation expense based on the then-current fair value of the awards on the reporting date. For the years ended December 31, 2021, 2020 and 2019, the total fair values of these Sohu options vested on their respective vesting dates were $2.1 million, $1.0 million and $2.5 million, respectively. For the years ended December 31, 2021, 2020 and 2019, the total intrinsic value of options exercised was $0.8 million, $0.7 million and $0.6 million, respectively.
2) Changyou.com Limited Share-based Awards
Changyou 2014 Share Incentive Plan
On June 27, 2014, Changyou reserved 2,000,000 of its Class A ordinary shares under the Changyou.com Limited 2014 Share Incentive Plan (the “Changyou 2014 Share Incentive Plan”) for the purpose of making share incentive awards to certain members of its management and key employees. On November 2, 2014, the Changyou
Board approved an increase in the number of Class A ordinary shares reserved under the Changyou 2014 Share Incentive Plan from 2,000,000 to 6,000,000. The maximum term of any share right granted under the Changyou 2014 Share Incentive Plan is 10 years from the grant date. The Changyou 2014 Share Incentive Plan will terminate in June 2024. As of December 31, 202
1
, all shares available for grant under the Changyou 2014 Share Incentive Plan had been granted.
i) Summary of Share Option Activity
On November 2, 2014, the Changyou Board approved the contractual grant of an aggregate of
2,416,000
Class A restricted share units to certain members of its management and certain other employees. On February 16, 2015, the Changyou Board approved the conversion of
2,400,000 of these Class A restricted share units into options for the purchase of Class A ordinary shares at an exercise price of $0.01. On June 1, 2015, the Changyou Board

approved
the contractual grant of options for the purchase of an aggregate of 1,998,000 Class A ordinary shares to certain members of its management and certain other employees at an exercise price of $0.01. On July 28, 2016, the Changyou Board approved
the contractual grant of options for the purchase of an aggregate of 100,000 Class A ordinary shares to certain member of its management at an exercise price of $0.01. On August 26, 2019, the Changyou Board approved
the grant, effective as of October 1, 2019, to a member of Changyou’s management and a Changyou employee of options for the purchase of an aggregate of 3,023,000 Class A ordinary shares at an exercise price of $0.01 per Class A ordinary share. These Changyou share options vest in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and the achievement of certain subjective performance targets. These Changyou share options are substantially similar to restricted share units except for the nominal exercise price, which would be zero for restricted share units. After the completion of the Changyou Merger, the Sohu Board approved the Changyou Plans’ Modification, pursuant to which, among other things, a portion of the share options previously granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger were settled by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share, which equals the Changyou Merger consideration of $5.40 per Changyou Class A ordinary share minus the per-share
exercise price of $0.01 of such options. None of the remaining share options granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger or that become vested in the future will be exercisable, but can only be repurchased by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board. As a result of the Changyou Plans’ Modification, share-based compensation expense will be accrued over the service period based on the fixed price of $5.39 per Changyou Class A ordinary share. No subsequent fair value re-measurement
will be made, given that the award is an obligation based on a fixed amount of $5.39 per Changyou Class A ordinary share.
Under
ASC
718-10-25
and
ASC
718-10-55
, no grant date can be established until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards.
Prior to the completion of Changyou Merger, to determine the fair value of these Changyou share options, the public market price of the underlying Changyou Class A ordinary shares at each reporting date was used and a binomial valuation model was applied.
As of December 31, 2021, 4,488,500 of these Changyou share options had been granted and had become vested on their respective vesting dates, as a mutual understanding of the subjective performance targets had been reached between Changyou and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. The cumulative share-based compensation expense of $4.1 million for these granted share options was adjusted and fixed based on the aggregate amounts of the fair values of these granted share options at their respective grant dates for periods before the Changyou Plans’ Modification, and at a price of $
5.39
per Changyou Class A ordinary share for periods after the Changyou Plans’ Modification.
For
the years ended December 31, 2021, 2020 and 2019, total share-based compensation expense recognized for share options under the Changyou 2014 Share Incentive Plan was $3.9 million, $7.7 million and negative $1.9 million, respectively. For the years ended December 31, 2021, 2020 and 2019, the total fair values of these Changyou share options vested on their respective vesting dates were $4.1 million, $4.2 million and $1.0 million, respectively. For the years ended December 31, 2021, 2020 and 2019, the total intrinsic value of share options exercised was nil, $0.1 million
 and
$6.6 million,
respectively.
Changyou 2019 Share Incentive Plan
On August 3, 2019, Changyou adopted and reserved for issuance 3,000,000 Class A ordinary shares of Changyou
under a new share incentive plan (the “Changyou 2019 Share Incentive Plan”). On August 26, 2019,
the Changyou Board approved

the grant, effective as of October 1, 2019, to certain members of Changyou’s management and certain other employees of options for the purchase of an aggregate of 1,909,000 Class A ordinary shares at an exercise price of $0.01.
On February 2, 2021,
the Changyou Board approved
the grant, effective
for vesting commencement purposes
as of February
2
, 2021, to certain members of
Changyou’s management and certain other
employees of options for the purchase of an aggregate of 600,000 Class A ordinary shares at an exercise price of $0.01.
These Changyou share options vest in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and the achievement of certain subjective performance targets. After the completion of the Changyou Merger, the Sohu Board approved the Changyou Plans’ Modification, pursuant to which, among other things, none of the share options granted under the Changyou 2019 Share Incentive Plan will be exercisable, but can only be repurchased by Changyou following vesting at a fixed price of $5.39 per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board. As a result of the Changyou Plans’ Modification, share-based compensation expense will be accrued over the service period based on
a
fixed price of $5.39 per Changyou Class A ordinary share. No subsequent fair value re-measurement
will be made, given that the
awards are obligations
based on a fixed amount of $5.39 per Changyou Class A ordinary share.
Under
ASC
718-10-25
and
ASC
718-10-55
, no grant date can be established until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards.
Prior to the completion of the Changyou Merger, to determine the fair value of Changyou share options, the public market price of the underlying Changyou Class A ordinary shares at each reporting date was used and a binomial valuation model was applied.
As of December 31, 2021, 954,500 of the share options granted under the Changyou 2019 Share Incentive Plan had vested. The cumulative share-based compensation expense of $2.6 million for the granted share options was adjusted and fixed based on a price of $5.39 per Changyou Class A ordinary share after the Changyou Plans’ Modification. For the years ended December 31, 2021 and 2020, total share-based compensation expense recognized for these share options under the Changyou 2019 Share Incentive Plan was $3.9 million and $4.8 million, respectively. For the years ended December 31, 2021 and 2020
, the total value of these Changyou share options vested on their respective vesting dates was $2.6 million and $2.6 million, respectively
.
3) Sohu Video Share-based Awards
On January 4, 2012, Sohu Video, the holding entity of Sohu’s video division, adopted the Sohu Video Share Incentive Plan
,
which provided for the issuance of up to
 25,000,000
ordinary shares of Sohu Video to management and key employees of the video division and to Sohu management. The maximum term of any share
-
based
award granted under the Sohu Video Share Incentive
Plan is 10 years from
the grant date. The Sohu Video Share Incentive Plan expired on January 4, 2022, and is no longer available for granting new share-based awards.

As of December 31, 2021, grants of options for the purchase of 16,368,200 ordinary shares of Sohu Video had been contractually made and were subject to vesting in four equal installments, with each installment vesting upon a service period requirement being met, as well as Sohu Video’s achievement of performance targets for the corresponding period.

As of
December 31, 2021,

options for the purchase of 4,972,800

Sohu Video

ordinary shares
 were vested.
For purposes of ASC
718-10-25,
as of December 31, 2021, no grant date had occurred, because the broader terms and conditions of the option awards had neither been finalized nor mutually agreed upon with the recipients.

In accordance with ASC
718-10-55,
the Group’s management determined that the service inception date with respect to vested option awards for the purchase of 4,972,800 shares had preceded the grant date. Therefore, the Group recognized compensation expense for those
vested Sohu Video share-based awards and
re-measured
 the compensation expense on each subsequent reporting date based on the then-current fair values of these vested awards
, which the Group will continue to do

until the grant date is established.
For the years ended December 31, 2021, 2020 and 2019, total share-based compensation expense recognized for vested Sohu Video options under the Sohu Video Share Incentive Plan was negative
 $
1.0 million, negative $0.7 million and negative $0.9 million, respectively.
The fair value as of December 31, 2021 of the Sohu Video options contractually granted to management and key employees of Sohu Video and to Sohu management was estimated on the reporting date using the binomial valuation model, with the following assumptions used:

Assumptions Adopted	2020	2021
Average risk-free interest rate	1.11%	0.59%
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	5%	2%
Weighted average expected option life	1.0	0
Volatility rate	57.3%	97.3%
Dividend yield	0	0
Fair value	0.21	0